(LOSS)/EARNINGS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Statement Line Items [Line Items]
(Loss)/profit for the period | ¥		¥ 2,741	¥ (2,944)
Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916
(Loss)/earnings per share: - Basic and diluted:
Net (loss)/earnings per share - Basic and diluted | ¥ / shares		¥ 0.11	¥ (0.12)
USD [Member]
Statement Line Items [Line Items]
(Loss)/profit for the period | $	$ 388
Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916
(Loss)/earnings per share: - Basic and diluted:
Net (loss)/earnings per share - Basic and diluted | $ / shares	$ 0.02